Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10:- SHAREHOLDERS' EQUITY

a.	On May 10, 2019, the Company effected a change in the ratio of the Company's ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company's general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company's general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company's assets upon liquidation.

b.	Issue of shares and warrants and changes in equity:

1.	On March 13, 2018, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 3,333,336 ADSs representing 6,666,672 of its ordinary shares and, in a concurrent private placement, warrants to purchase 2,500,002 ADSs representing 5,000,004 of its ordinary shares for an aggregate purchase price of USD 5,000 (excluding issuance cost of USD 613). The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.

2.	In May 2018, the Company issued 200,000 ADSs representing 400,000 ordinary shares to one of its service providers for its services.

3.	In December 2018, the Company issued 18,500 ADSs representing 37,000 ordinary shares to one of its service providers for its services.

4.	On January 18, 2019, the Company completed a registered direct offering with an institutional investor, pursuant to which it sold an aggregate 149,206 ADSs representing 4,476,192 ordinary shares ("January 2019 Financing"). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 149,206 ADSs representing 4,476,192 ordinary shares for an aggregate purchase price of USD 2,350 (excluding issuance cost of USD 428). The warrants have an exercise price of USD 19.50 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 7,460 ADSs representing 223,810 ordinary shares on the same terms as the warrants except they have a term of five years.

5.	On April 4, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 328,205 ADSs representing 9,846,156 ordinary shares ("April 2019 Financing"). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 328,205 ADSs representing 9,846,156 ordinary shares for an aggregate purchase price of USD 3,200 (excluding issuance cost of USD 414). The warrants have an exercise price of USD 12.90 per ADS, are immediately exercisable and expire five years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 16,410 ADSs representing 492,308 ordinary shares on the same terms as the warrants except they have a term of five years.

6.	On May 22, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 1,500,000 ADSs representing 45,000,000 ordinary shares ("May 2019 Financing"). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 1,500,000 ADSs representing 45,000,000 ordinary shares for an aggregate purchase price of USD 6,000 (excluding issuance cost of USD 540). The warrants have an exercise price of USD 4.00 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 75,000 ADSs representing 2,250,000 ordinary shares on the same terms as the warrants except they have a term of five years.

7.	In September 2019, the Company issued 19,934,355 of its ordinary shares in connection with the Univo collaboration agreement (refer to Note 5).

8.	In December 2019, the Company issued 996,690 of its ordinary shares to a consultant in exchange for his services in connection with the Univo collaboration agreement.

c.	Share options:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the "2013 Plan"). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, stock options, of the Company. Each stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2013 Plan the Company reserved for issuance 2,500,000 shares of ordinary shares, NIS 0.25 par value each. As of December 31, 2019, the Company had no shares available for future grant under the 2013 Plan.

d.	Warrants exercisable into shares classified as a liability:

1.

In March 2014, the Company completed a private placement pursuant to which it sold an aggregate of 982,344 ADSs representing 1,964,688 ordinary shares and warrants to purchase an additional 491,172 ADSs representing 982,344 ordinary shares (the "March 2014 Financing").

In December 2014, the Company completed a registered direct offering pursuant to which it sold an aggregate of 1,797,753 ADSs representing 3,595,506 ordinary shares. In addition, the Company issued unregistered warrants to purchase 898,877 ADSs representing 1,797,753 ordinary shares (the "December 2014 Financing").

The warrants issued in the March 2014 Financing were exercisable after 6 months from the date of issuance for a period of four years and had an exercise price of $ 96.3 per ADS (equivalent to $ 3.215 per ordinary share) (subject to certain adjustments). The warrants issued in the December 2014 Financing were exercisable for a period of five years following issuance and had an exercise price of $ 66.75 per ADS (equivalent to $ 2.225 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the December 2014 Financing, as of 2017 was $37 thousand.

Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company's statement of comprehensive loss.

2.

In September 2015, the Company completed a registered direct offering pursuant to which it sold an aggregate 2,068,966 ADSs representing 4,137,932 ordinary shares. In addition, the Company issued unregistered warrants to purchase 1,034,483 ADSs representing 2,068,966 ordinary shares (the "September 2015 Financing").

In October 2015, the Company completed a registered direct offering pursuant to which it sold an aggregate 1,109,196 ADSs representing 2,218,392 ordinary shares. In addition, the Company issued unregistered warrants to purchase 443,678 ADSs representing 887,356 ordinary shares (the "October 2015 Financing").

The warrants were exercisable after 6 months from the date of issuance for a period of five and a half years and had an exercise price of $ 78.75 per ADS (equivalent to $ 2.625 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the September 2015 Financing, as of December 31, 2017 was $585 thousand. The fair value of the warrants issued as part of the October 2015 Financing, as of December 31, 2016 and 2017 were $498 thousand, and $252 thousand, respectively.

Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company's statement of comprehensive loss.

3.

In January 2017, the Company completed a registered direct offering with certain institutional and accredited investors, pursuant to which it sold an aggregate 2,500,000 ADSs representing 5,000,000 of its ordinary shares and, in a concurrent private placement, warrants to purchase 1,250,000 ADSs representing 2,500,000 of its ordinary shares for an aggregate purchase price of USD 5,000 (the "January 2017 Financing").

The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.25 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 125,000 ADSs representing 250,000 ordinary shares exercisable at USD 2.25 per ADS, subject to certain adjustments, for a period of five years. The investor warrants and placement agent warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

The fair value of the warrants issued as part of the January 2017 Financing, as of the issuance date and December 31, 2017 were $1,868 thousand, and $1,156 thousand, respectively.

Changes in fair value of the warrants from commitment date to December 31, 2017 were recorded as financial income in the Company's statement of comprehensive loss.

As a result of the change in the Company's functional currency, at January 1, 2018, the Company reclassified its warrants with an exercise price denominated in USD to equity according to the warrant fair value on that date in an amount of $2,030 that were outstanding as of December 31, 2017, as a financial liability. See also Note 2c(1).